SCHEDULE OF ESTIMATED AMORTIZATION EXPENSE (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Asset Impairment [Abstract]
2022		$ 13,699
2022	$ 13,699